Condensed Interim Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Total	Common shares	Contributed surplus	Deficit	Non-controlling interest
Balance at the beginning at Dec. 31, 2022	$ (59,111,842)	$ 114,120,362	$ 4,552,067	$ (175,007,144)	$ (2,777,127)
Balance at the beginning (in shares) at Dec. 31, 2022		29,436,545
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net comprehensive loss for the period	(10,660,136)			(10,591,310)	(68,826)
Share-based compensation (note 15)	62,948		62,948
Issuance of common shares (note 14)	6,139,262	$ 6,139,262
Issuance of common shares (note 14) (in shares)		11,363,635
Issuance of lender warrants	59,786		59,786
Acquisition of subsidiary non-controlling interest (note 23)				(118,052)	118,052
Balance at the end at Mar. 31, 2023	(63,509,982)	$ 120,259,624	4,674,801	(185,716,506)	(2,727,901)
Balance at the end (in shares) at Mar. 31, 2023		40,800,180
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net comprehensive loss for the period	(12,856,998)			(12,742,274)	(114,724)
Share-based compensation (note 15)	513,782		513,782
Balance at the end at Jun. 30, 2023	(75,853,198)	$ 120,259,624	5,188,583	(198,458,780)	(2,842,625)
Balance at the end (in shares) at Jun. 30, 2023		40,800,180
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net comprehensive loss for the period	(13,557,312)			(13,491,287)	(66,025)
Share-based compensation (note 15)	14,740		14,740
Issuance of common shares (note 14)	481,437	$ 481,437
Issuance of common shares (note 14) (in shares)		1,973,831
Issuance of lender warrants	19,346		19,346
Acquisition of subsidiary non-controlling interest (note 23)	(513)			371,303	(371,816)
Gain on extinguishment of shareholder loan	39,822		39,822
Distributions to non-controlling interest	(20,000)			(20,000)
Balance at the end at Sep. 30, 2023	(88,875,678)	$ 120,741,061	5,262,491	(211,598,764)	(3,280,466)
Balance at the end (in shares) at Sep. 30, 2023		42,774,011
Balance at the beginning at Dec. 31, 2023	(100,947,790)	$ 120,741,061	5,397,700	(224,174,970)	(2,911,581)
Balance at the beginning (in shares) at Dec. 31, 2023		42,774,011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net comprehensive loss for the period	(14,540,145)			(14,218,296)	(321,849)
Share-based compensation (note 15)	25,302		25,302
Issuance of common shares (note 14)	495,649	$ 495,649
Issuance of common shares (note 14) (in shares)		2,828,249
Balance at the end at Mar. 31, 2024	(114,966,984)	$ 121,236,710	5,423,002	(238,393,266)	(3,233,430)
Balance at the end (in shares) at Mar. 31, 2024		45,602,260
Balance at the beginning at Dec. 31, 2023	(100,947,790)	$ 120,741,061	5,397,700	(224,174,970)	(2,911,581)
Balance at the beginning (in shares) at Dec. 31, 2023		42,774,011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares (note 14)	$ 495,649
Issuance of common shares (note 14) (in shares)	2,828,249
Balance at the end at Sep. 30, 2024	$ (140,518,692)	$ 121,236,710	5,508,810	(263,661,144)	(3,603,068)
Balance at the end (in shares) at Sep. 30, 2024		33,967,600
Balance at the beginning at Mar. 31, 2024	(114,966,984)	$ 121,236,710	5,423,002	(238,393,266)	(3,233,430)
Balance at the beginning (in shares) at Mar. 31, 2024		45,602,260
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net comprehensive loss for the period	(12,435,825)			(12,405,195)	(30,630)
Share-based compensation (note 15)	33,885		33,885
Acquisition of subsidiary non-controlling interest (note 23)	(121,350)			344,676	(466,026)
Distributions to non-controlling interest	(94,500)				(94,500)
Balance at the end at Jun. 30, 2024	(127,584,774)	$ 121,236,710	5,456,887	(250,453,785)	(3,824,586)
Balance at the end (in shares) at Jun. 30, 2024		45,602,260
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net comprehensive loss for the period	(12,879,341)			(13,207,359)	328,018
Share-based compensation (note 15)	51,923		51,923
Distributions to non-controlling interest	(106,500)				(106,500)
Surrender and cancellation of common shares – PA Settlement Agreement (note 14)		(11,634,660)
Balance at the end at Sep. 30, 2024	$ (140,518,692)	$ 121,236,710	$ 5,508,810	$ (263,661,144)	$ (3,603,068)
Balance at the end (in shares) at Sep. 30, 2024		33,967,600